Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income	$ 327	$ 323	$ 1,270
Items that will not be reclassified to net income:
Net actuarial gain on defined benefit plans	46	16	36
Available-for-sale investments
Net fair value gain (loss) during the year	30	(34)	(546)
Cash flow hedges
Net fair value (loss) gain during the year	(17)	7	(52)
Reclassification to income of net loss	34	50	54
Other	3	2	(9)
Other Comprehensive Income (Loss)	96	41	(517)
Comprehensive Income	$ 423	$ 364	$ 753